UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2002
                                               -------------------------

Check here if Amendment  [    ]; Amendment Number:
                                                  ----------------------
         This Amendment  (Check only one.):    [   ]  is a restatement.
                                               [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  ----------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  ----------------------------------------------------------
                       One Pacific Place, Suite 600
                  ----------------------------------------------------------
                       1125 South 103 Street
                  ----------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  ----------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  ----------------------------------------------------------
Title:                 President
                  ----------------------------------------------------------
Phone:                 402-391-1980
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz         Omaha, Nebraska              February 11, 2003
---------------------------------------------------------- -------------------
  Signature                    City, State                  Date



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Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                           ------------------------------

Form 13F Information Table Entry Total:       71
                                           ------------------------------

Form 13F Information Table Value Total:    $5,237,964
                                           ------------------------------
                                                           (thousands)


List of Other Included Managers:  None


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WALLACE R. WEITZ & COMPANY                            31-Dec-02
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE
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COLUMN 1                        COLUMN 2           COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
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                                                                VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER        VOTING
NAME OF ISSUER                  TITLE OF CLASS     CUSIP       (x$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS     AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS    COM               G56462107       1,088       2,530,900 SH      Sole        N/A         Sole
ALLTEL CORP                     COM               020039103     184,146       3,610,700 SH      Sole        N/A        Shared
AMERICAN EXPRESS CO             COM               025816109       7,070         200,000 SH      Sole        N/A         Sole
AMERICREDIT CORP                COM               03060R101       8,178       1,056,600 SH      Sole        N/A         Sole
ARCHSTONE SMITH TR              COM               039583109      84,899       3,606,605 SH      Sole        N/A        Shared
ASTORIA FINL CORP               COM               046265104       4,531         166,900 SH      Sole        N/A         Sole
AVALONBAY CMNTYS INC            COM               053484101      16,231         414,700 SH      Sole        N/A         Sole
BERKSHIRE HATHAWAY INC DEL      CL A              084670108     193,661           2,662 SH      Sole        N/A        Shared
BERKSHIRE HATHAWAY INC DEL      CL B              084670207     250,417         103,350 SH      Sole        N/A         Sole
BIG LOTS INC                    COM               089302103       1,721         130,100 SH      Sole        N/A         Sole
CAPITAL AUTOMOTIVE REIT         COM SH BEN INT    139733109      19,598         826,900 SH      Sole        N/A         Sole
CAPITAL ONE FINL CORP           COM               14040H105      11,888         400,000 SH      Sole        N/A         Sole
CATELLUS DEV CORP               COM               149111106     124,851       6,289,700 SH      Sole        N/A         Sole
CENTENNIAL COMMUNCTNS CORP N    CL A NEW          15133V208       8,614       3,300,427 SH      Sole        N/A         Sole
CHARTER COMMUNICATIONS INC D    NOTE 5.750%10/1   16117MAB3       7,480      34,000,000 PRN     Sole        N/A         Sole
CHARTER COMMUNICATIONS INC D    CL A              16117M107      49,567      42,005,509 SH      Sole        N/A        Shared
CITIZENS COMMUNICATIONS CO      COM               17453B101     291,275      27,609,000 SH      Sole        N/A        Shared
COMCAST CORP NEW                CL A SPL          20030N200     306,142      13,552,100 SH      Sole        N/A        Shared
COSTAR GROUP INC                COM               22160N109       1,448          78,500 SH      Sole        N/A         Sole
COSTCO WHSL CORP NEW            COM               22160K105       5,612         200,000 SH      Sole        N/A         Sole
COUNTRYWIDE FINANCIAL CORP      COM               222372104     228,825       4,430,300 SH      Sole        N/A         Sole
COUSINS PPTYS INC               COM               222795106       1,235          50,000 SH      Sole        N/A         Sole
COX COMMUNICATIONS INC NEW      CL A              224044107         568          20,000 SH      Sole        N/A         Sole
D R HORTON INC                  COM               23331A109       5,205         300,000 SH      Sole        N/A         Sole
DAILY JOURNAL CORP              COM               233912104       2,755         114,800 SH      Sole        N/A         Sole
EQUITY OFFICE PROPERTIES TRU    COM               294741103       1,599          64,000 SH      Sole        N/A        Shared
EXTENDED STAY AMER INC          COM               30224P101      40,070       2,716,600 SH      Sole        N/A         Sole
FEDERAL HOME LN MTG CORP        COM               313400301       4,576          77,500 SH      Sole        N/A         Sole
FEDERAL NATL MTG ASSN           COM               313586109      25,822         401,400 SH      Sole        N/A         Sole
FOREST CITY ENTERPRISES INC     CL A              345550107      39,610       1,187,700 SH      Sole        N/A         Sole
GABELLI GLOBAL MULTIMEDIA TR    COM               36239Q109       1,172         183,118 SH      Sole        N/A         Sole
GREENPOINT FINL CORP            COM               395384100     160,579       3,554,200 SH      Sole        N/A         Sole
HANOVER CAP MTG HLDGS INC       COM               410761100       5,287         751,000 SH      Sole        N/A         Sole
HILTON HOTELS CORP              COM               432848109     224,173      17,637,500 SH      Sole        N/A        Shared
HOST MARRIOTT CORP NEW          COM               44107P104     249,676      28,212,000 SH      Sole        N/A        Shared
INSIGHT COMMUNICATIONS INC      CL A              45768V108      96,896       7,826,845 SH      Sole        N/A        Shared
INSURANCE AUTO AUCTIONS INC     COM               457875102      14,629         881,800 SH      Sole        N/A         Sole
INTELLIGENT SYS CORP NEW        COM               45816D100         965         584,766 SH      Sole        N/A         Sole
INTERPUBLIC GROUP COS INC       COM               460690100      36,004       2,557,100 SH      Sole        N/A        Shared
KROGER CO                       COM               501044101       3,090         200,000 SH      Sole        N/A         Sole
LABOR READY INC                 COM NEW           505401208      15,628       2,434,300 SH      Sole        N/A         Sole
LEVEL 3 COMMUNICATIONS INC      COM               52729N100      10,459       2,134,590 SH      Sole        N/A         Sole
LIBERTY MEDIA CORP NEW          COM SER A         530718105     426,150      47,667,800 SH      Sole        N/A        Shared
LINCARE HLDGS INC               COM               532791100       4,743         150,000 SH      Sole        N/A         Sole
LYNCH CORP                      COM               551137102         424          54,700 SH      Sole        N/A         Sole
LYNCH INTERACTIVE CORP          COM               551146103       2,714         102,400 SH      Sole        N/A         Sole
MAIL-WELL INC                   COM               560321200      32,202      12,880,600 SH      Sole        N/A         Sole
NOVASTAR FINL INC               COM               669947400      77,028       2,482,362 SH      Sole        N/A         Sole
ORBITAL SCIENCES CORP           COM               685564106       1,469         348,200 SH      Sole        N/A         Sole
ORBITAL SCIENCES CORP           *W EXP 08/31/200  685564130         314         211,974 SH      Sole        N/A         Sole
PAPA JOHNS INTL INC             COM               698813102       1,151          41,300 SH      Sole        N/A         Sole
PARK PL ENTMT CORP              COM               700690100     307,520      36,609,500 SH      Sole        N/A        Shared
QUANEX CORP                     COM               747620102       4,322         129,000 SH      Sole        N/A         Sole
QWEST COMMUNICATIONS INTL IN    COM               749121109     223,840      44,768,000 SH      Sole        N/A        Shared
REDWOOD TR INC                  COM               758075402      82,486       2,977,816 SH      Sole        N/A        Shared
REDWOOD TR INC                  PFD CV B%9.74     758075600       3,667         114,600 PRN     Sole        N/A         Sole
RURAL CELLULAR CORP             CL A              781904107         304         357,400 SH      Sole        N/A         Sole
SAFEWAY INC                     COM NEW           786514208     174,247       7,459,200 SH      Sole        N/A        Shared
SIX FLAGS INC                   COM               83001P109      72,464      12,690,800 SH      Sole        N/A        Shared
SPRINT CORP                     COM FON GROUP     852061100      41,558       2,870,000 SH      Sole        N/A        Shared
TELEPHONE & DATA SYS INC        COM               879433100     127,462       2,710,800 SH      Sole        N/A        Shared
US BANCORP DEL                  COM NEW           902973304     166,626       7,852,291 SH      Sole        N/A        Shared
UNITED STATES CELLULAR CORP     COM               911684108       3,733         149,200 SH      Sole        N/A         Sole


----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                        COLUMN 2           COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER        VOTING
NAME OF ISSUER                  TITLE OF CLASS     CUSIP       (x$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS     AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
VALASSIS COMMUNICATIONS INC     COM               918866104      14,715         500,000 SH      Sole        N/A         Sole
VORNADO RLTY TR                 SH BEN INT        929042109      61,268       1,647,000 SH      Sole        N/A         Sole
WASHINGTON MUT INC              COM               939322103     317,226       9,186,981 SH      Sole        N/A        Shared
WASHINGTON POST CO              CL B              939640108     224,869         304,700 SH      Sole        N/A         Sole
WASTE MGMT INC DEL              COM               94106L109      33,676       1,469,300 SH      Sole        N/A         Sole
WELLS FARGO & CO NEW            COM               949746101       7,507         160,160 SH      Sole        N/A         Sole
WESTAR ENERGY INC               COM               95709T100      62,153       6,278,100 SH      Sole        N/A         Sole
WESTERN WIRELESS CORP           CL A              95988E204      14,886       2,808,700 SH      Sole        N/A         Sole
                                                               ------------------------
                             71                               5,237,964     421,387,056

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